BUSINESS COMBINATIONS - Consideration Transferred For Belatrix (Details) - USD ($) shares in Thousands, $ in Thousands		Dec. 31, 2019	Aug. 09, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash paid		$ 103,978		$ 4,328	$ 21,300
Total consideration paid net of cash and cash equivalents acquired		97,300		4,137	$ 19,149
Other current financial liabilities	[1]	8,937		9,347
Belatrix
Disclosure of detailed information about business combination [line items]
Cash paid			$ 61,468
Contingent consideration			4,165
Total consideration paid net of cash and cash equivalents acquired		65,633	$ 65,633
Other current financial liabilities		$ 4,221		$ 0
Business acquisition, number of shares acquired (in shares)			5,000

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).